Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments [Abstract]
Summary Of Derivative Instruments

	2020	2019
Notional amount	$46,474	$12,039
Weighted average pay rate on interest-rate swaps	4.19%	4.66%
Weighted average receive rate on interest-rate swaps	3.08%	4.63%
Weighted average maturity (years)	7.4	7.3
Fair value of interest-rate swaps	$(1,944)	$(12)
Fair value of yield maintenance provisions	$1,944	$12

Schedule Of Mortgage Banking Derivatives

	December 31, 2020		December 31, 2019
	Notional Amount	Fair Value	Notional Amount	Fair Value
Assets (Liabilities):
Interest rate commitments	$1,048,613	$18,100	$297,454	$3,104
TBA mortgage-back securities	506,750	(2,690)	225,500	(350)

Schedule Of Notional Amount Of Loans Sold

	2020	2019
Notional amount of loans sold	$2,229,042	$411,257

Schedule Of Revenue Recognized On Mortgage Activities

	December 31, 2020	December 31, 2019
Gain on loans sold	61,146	9,603
Gain (loss) from change in fair value of loans held-for-sale	7,046	1,341
Gain (loss) from change in fair value of derivatives	(9,895)	(490)
	$58,297	$10,454